497(e)
                                                                       333-61380



AXA Equitable Life Insurance Company
SUPPLEMENT DATED FEBRUARY 8, 2006 TO THE CURRENT PROSPECTUSES AND/OR SUPPLEMENT
FOR:

o Income Manager Accumulator(R)    o Accumulator(R) Plus(SM)        o Accumulator(R) Express(SM)   o AXA Equitable Retirement
o Income Manager(R) Rollover IRA   o Accumulator(R)                 o Accumulator(R) Elite(SM)       Income for Life(SM)
o Income Manager(R)                o Accumulator(R) Select(SM)      o Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o Accumulator(R) Select(SM) II   o Accumulator(R) Advisor(SM)

--------------------------------------------------------------------------------

This Supplement updates the current Prospectuses and/or Supplement (together, the "Prospectuses") for the above-mentioned Accumulator(R) annuity products (together, the "Accumulator(R) Series") issued by AXA Equitable Life Insurance Company ("AXA Equitable"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. You may obtain a copy of the Prospectuses, free of charge, by writing to AXA Equitable, at 1290 Avenue of the Americas, New York, New York 10104.

Effective March 3, 2006, the address listed under "For contributions sent by express delivery" (for AXA Equitable Retirement Income for Life(SM) only: "For applications with checks and additional contributions sent by express delivery") in "How to reach us" is changed to c/o the following:

JPMorgan Chase - Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox









                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                            New York, New York 10104




LboxChnge (2/06)                                                   136176 (2/06)
Acc. New Biz/ In-Force (AR)                                               x01317